Shareholders’ equity - Share capital issued (Details) - EUR (€) € / shares in Units, € in Thousands	Jun. 30, 2025	Dec. 31, 2024	Nov. 19, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Equity	€ (48,280)	€ 40,584		€ 126,470	€ 196,009
Number of shares issued (in shares)	63,471,933	63,347,837		62,932,818	62,928,818
Par value per share (in euro per share)	€ 0.01		€ 0.01
Number of treasury shares held (in shares)	0	0
Number of shares outstanding (in shares)	63,471,933	63,347,837
Issued capital
Disclosure of classes of share capital [line items]
Equity	€ 635	€ 633		€ 629	€ 629